License and Supply Agreement (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
IfrsStatementsLineItems [Line Items]
Licence fee income	$ 120
Revenue milestone payment	340	$ 100,000
Deferred revenue, current	1,046
Deferred revenue, non current	2,092
Ovarian Phase 3 [Member]
IfrsStatementsLineItems [Line Items]
Licence fee income	13,900
Ovarian Phase 3 [Member] | Range One [Member]
IfrsStatementsLineItems [Line Items]
Licence fee income	11,900
Ovarian Phase 3 [Member] | Range Two [Member]
IfrsStatementsLineItems [Line Items]
Licence fee income	2,000
NanoCarrior Co., Ltd [Member]
IfrsStatementsLineItems [Line Items]
Receivables	2,000
Deferred revenue	3,100
Deferred revenue, current	1,000
Deferred revenue, non current	$ 2,100